Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

On November 16, 2015, the holders of the convertible promissory note dated October 31, 2013, converted $3,560 of accrued interest into 178,000 share of our common stock.

On December 22, 2015, the holders of our convertible note dated October 31, 2013 converted $4,140 of accrued interest into 207,000 shares of common stock.

On January 7, 2016, the holders of our convertible note dated October 31, 2013 converted $1,310 of accrued interest into 65,500 shares of common stock.

On January 18, 2016, the holders of our convertible note dated October 31, 2013 converted $3,098 of accrued interest into 154,900 shares of common stock.

Note 12. Subsequent Events

On August 14, 2015, the holder of our convertible note dated October 31, 2013 converted $840 of accrued interest into 42,000 shares of common stock.

On August 24, 2015, the holders of our convertible note dated October 31, 2013 converted $1,770 of accrued interest into 88,500 shares of common stock.

On September 1, 2015, the holder of our convertible note dated March 31, 2015 converted $5,611 of accrued interest into 14,029 restricted shares of common stock.

On September 2, 2015, the holder of our convertible note dated October 31, 2013 converted $420 of accrued interest into 21,000 shares of common stock.

On September 11, 2015, the holders of our convertible note dated October 31, 2013 converted $1,780 of accrued interest into 89,000 shares of common stock.

On September 24, 2015, the holders of our convertible note dated October 31, 2013 converted $2,700 of accrued interest into 135,000 shares of common stock.

On October 8, 2015, the holders of our convertible note dated October 31, 2013 converted $690 of accrued interest into 34,500 shares of common stock.

On October 16, 2015, the holders of our convertible note dated October 31, 2013 converted $4,418 of accrued interest into 220,900 shares of common stock.